Other Current Assets and NonCurrent Assets (Details) - Schedule of Allowance for Doubtful Accounts ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the period	¥ (2,488)	$ (342)	¥ (1,435)
Additional (allowance)/reversal for doubtful accounts	135	18	(1,053)
Balance at the end of the period	¥ (2,353)	$ (324)	¥ (2,488)